Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended		6 Months Ended	12 Months Ended		13 Months Ended		18 Months Ended	24 Months Ended		25 Months Ended		30 Months Ended	36 Months Ended		37 Months Ended		42 Months Ended	48 Months Ended		49 Months Ended		54 Months Ended	60 Months Ended	61 Months Ended		72 Months Ended	73 Months Ended		84 Months Ended	85 Months Ended		96 Months Ended	97 Months Ended		108 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2021	Dec. 28, 2021	Jul. 07, 2021	Dec. 14, 2017	Dec. 05, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000228389
Account Value [Line Items]
Accumulated Value			$ 10,000,000						$ 8,270,000					$ 5,921,543					$ 4,850,860					$ 5,326,630					$ 7,285,433
C000228388
Account Value [Line Items]
Accumulated Value			$ 10,000						$ 8,270					$ 5,909					$ 4,844					$ 5,317					$ 7,259
C000186039
Account Value [Line Items]
Accumulated Value						$ 10,000,000					$ 9,980,187					$ 12,841,866					$ 10,781,236					$ 14,256,759				$ 18,245,662			$ 19,607,516			$ 13,269,139			$ 14,623,413			$ 14,452,091		$ 16,394,301
C000186038
Account Value [Line Items]
Accumulated Value						10,000					9,965					12,817					10,749					14,219				18,167			19,505			13,197			14,532			14,351		16,255
C000078427
Account Value [Line Items]
Accumulated Value						25,000,000					25,147,948					33,014,715					27,604,401					36,364,564				46,826,073			48,375,594			33,296,389			36,657,548			36,939,386		42,999,077
C000186033
Account Value [Line Items]
Accumulated Value						10,000,000					10,059,179					13,205,982					11,045,467					14,549,376				18,736,292			19,359,658			13,321,203			14,671,325			14,781,682		17,214,361
C000186032
Account Value [Line Items]
Accumulated Value						10,000					10,044					13,185					11,010					14,490				18,646			19,243			13,236			14,551			14,656		17,074
C000018471
Account Value [Line Items]
Accumulated Value						25,000,000					25,774,475					39,440,100					33,554,665					42,951,295				55,643,809			50,582,352			37,206,544			42,532,905			45,070,255		63,417,827
C000157005
Account Value [Line Items]
Accumulated Value						100,000,000					103,121,540					157,907,720					134,437,912					172,207,559				223,252,628			203,092,600			149,492,160			171,013,490			181,287,535		255,342,472
C000157006
Account Value [Line Items]
Accumulated Value						200,000,000					206,378,205					316,118,049					269,213,892					344,952,542				447,337,217			407,060,339			299,717,257			342,967,455			363,789,774		512,396,720
C000018472
Account Value [Line Items]
Accumulated Value						500,000,000					516,203,407					791,081,422					674,042,082					864,100,392				1,121,133,875			1,020,708,991			751,924,965			860,846,476			913,569,471		1,287,402,302
C000186027
Account Value [Line Items]
Accumulated Value						10,000,000					10,308,602					15,770,421					13,419,279					17,176,414				22,252,874			20,231,686			14,876,437			17,004,077			18,024,599		25,358,091
C000186026
Account Value [Line Items]
Accumulated Value						10,000					10,293					15,743					13,385					17,124				22,162			20,126			14,789			16,890			17,884		25,146
C000233007
Account Value [Line Items]
Accumulated Value	$ 10,020,000	$ 10,000,000								$ 7,508,092					$ 9,299,948					$ 9,864,750					$ 14,132,040
C000233008
Account Value [Line Items]
Accumulated Value	$ 10,020	$ 10,000								$ 7,508					$ 9,300					$ 9,865					$ 14,132
C000078432
Account Value [Line Items]
Accumulated Value						25,000,000					26,238,052					35,306,134					31,974,913					42,385,609				57,790,971			62,194,096			44,110,280			52,758,433			58,520,374		68,736,304
C000078433
Account Value [Line Items]
Accumulated Value						100,000,000					104,952,206					141,224,535					127,899,653					169,542,434				231,163,884			248,776,385			176,441,120			211,033,734			234,081,497		274,986,357
C000186034
Account Value [Line Items]
Accumulated Value						10,000,000					10,494,866					14,118,192					12,794,035					16,949,847				23,121,924			24,875,853			17,642,158			21,108,420			23,402,883		27,498,258
C000186035
Account Value [Line Items]
Accumulated Value						10,000					10,479					14,098					12,770					16,928				23,070			24,796			17,571			20,997			23,271		27,291
C000034445
Account Value [Line Items]
Accumulated Value						25,000,000					26,309,370					35,506,926					29,624,005					39,145,302				49,529,969			49,174,133			35,090,262			41,657,278			43,759,109		52,328,146
C000034446
Account Value [Line Items]
Accumulated Value						100,000,000					105,310,716					142,226,488					118,744,241					157,019,072				198,813,489			197,524,028			141,050,609			167,564,506			176,141,401		210,781,510
C000078438
Account Value [Line Items]
Accumulated Value						200,000,000					210,474,958					284,193,207					237,344,831					313,940,659				397,626,541			395,165,389			282,269,414			335,428,633			352,707,702		422,194,584
C000116266
Account Value [Line Items]
Accumulated Value						500,000,000					526,978,610					712,273,841					595,155,379					787,617,052				998,065,314			992,384,768			709,223,013			843,213,691			887,089,063		1,062,385,144
C000186029
Account Value [Line Items]
Accumulated Value						10,000,000					10,523,748					14,198,369					11,850,079					15,661,604				19,819,771			19,673,101			14,036,695			16,670,044			17,505,973		20,936,166
C000186028
Account Value [Line Items]
Accumulated Value						10,000					10,524					14,205					11,836					15,638				19,760			19,602			13,983			16,584			17,401		20,786
C000193787
Account Value [Line Items]
Accumulated Value				$ 10,000,000			$ 10,050,000					$ 8,760,000					$ 12,724,361					$ 25,076,753					$ 25,282,259				$ 15,284,241			$ 17,564,660			$ 20,822,402			$ 24,297,327
C000193786
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,050					$ 8,720					$ 12,672					$ 24,954					$ 25,148				$ 15,194			$ 17,435			$ 20,632			$ 24,048
C000034448
Account Value [Line Items]
Accumulated Value						25,000,000					25,334,571					37,012,092					30,599,537					42,025,630				68,485,723			62,042,050			40,683,930			46,505,331			50,161,861		58,827,155
C000034449
Account Value [Line Items]
Accumulated Value						100,000,000					101,338,284					148,048,370					122,398,148					168,102,522				273,942,892			248,168,200			162,735,720			186,021,324			200,647,444		234,444,621
C000078439
Account Value [Line Items]
Accumulated Value						200,000,000					202,721,811					296,457,827					245,342,424					337,287,214				550,210,257			498,940,200			327,507,890			374,742,956			404,614,295		474,982,668
C000116267
Account Value [Line Items]
Accumulated Value						500,000,000					507,451,540					742,460,461					614,754,757					845,567,860				1,380,032,039			1,252,068,845			822,271,572			941,341,895			1,016,884,668		1,194,336,861
C000186031
Account Value [Line Items]
Accumulated Value						10,000,000					10,133,828					14,802,775					12,238,509					16,815,399				27,400,261			24,817,723			16,272,408			18,608,847			20,068,373		23,527,437
C000186030
Account Value [Line Items]
Accumulated Value						10,000					10,119					14,774					12,212					16,761				27,293			24,705			16,185			18,484			19,926		23,344
C000144091
Account Value [Line Items]
Accumulated Value						25,000,000					24,049,595					37,053,195					36,525,861					48,757,897				98,378,811			100,839,135			54,416,870			74,334,309			92,922,781		108,143,102
C000144092
Account Value [Line Items]
Accumulated Value						100,000,000					96,198,380					148,212,780					146,103,445					195,031,589				393,515,246			403,356,542			217,667,479			297,337,236			371,691,125		432,644,923
C000186041
Account Value [Line Items]
Accumulated Value						10,000,000					9,619,838					14,822,499					14,613,517					19,509,147				39,360,641			40,335,940			21,765,906			29,740,773			37,178,763		43,263,374
C000186040
Account Value [Line Items]
Accumulated Value						10,000					9,605					14,793					14,576					19,444				39,200			40,143			21,645			29,531			36,891		42,889
C000186037
Account Value [Line Items]
Accumulated Value					$ 10,000,000			$ 10,150,000					$ 11,701,293					$ 12,707,461					$ 16,492,012					$ 37,200,711				$ 35,650,305			$ 15,834,559			$ 23,121,862			$ 30,193,497		$ 33,326,356
C000186036
Account Value [Line Items]
Accumulated Value					$ 10,000			$ 10,150					$ 11,701					$ 12,672					$ 16,475					$ 37,139				$ 35,561			$ 15,779			$ 23,027			$ 30,036		$ 33,114
C000118798
Account Value [Line Items]
Accumulated Value						25,000,000					25,135,572					33,039,936					27,546,274					36,539,526				48,792,734			50,336,519			34,397,785			37,916,239			39,009,383		46,108,999
C000118799
Account Value [Line Items]
Accumulated Value						$ 100,000,000					$ 100,610,290					$ 132,341,601					$ 110,414,468					$ 146,564,915				$ 195,852,779			$ 202,192,897			$ 138,267,619			$ 152,516,191			$ 157,023,181		$ 185,731,092